Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Jan. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage	39.47%
Non-controlling interest (in Dollars)	$ (76,285)			$ 120,809
Investment in trading securities (in Dollars)	$ 793,929		$ 394,430
Percentage of gift cards and packaged tickets are redeemed	100.00%	100.00%
Percentage of VAT	3.00%	3.00%
Cash on deposit at financial institutions (in Dollars)	$ 68,754
Maximum limit of financial institutions	78,600	¥ 500,000
Cash and cash equivalents (in Dollars)	3,719,278			$ 5,596,740
FDIC amount insured (in Dollars)	250,000
FDIC amount uninsured (in Dollars)	$ 3,077,712
ATIF LP [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership interest percentage	60.53%			60.53%
Hong Kong and British Virgin Islands [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents (in Dollars)	$ 386,282
U.S [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents (in Dollars)	$ 186,433
Customer One [Member] | Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers	1	1
Concentration risk, percentage	95.00%	95.00%
Customer Two [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk threshold percentage			54.00%
Customer Two [Member] | Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage			41.00%
Customer Two [Member] | Revenue [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers			2
Business Combination [Member] | LGC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of equity interest	51.20%